Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Share-based Compensation Expense Included in Relevant Financial Statement

The following table sets forth the amount of share-based compensation expense included in each of the relevant financial statement line items:

	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Cost of revenues	34,895	83,351	171,053	24,570
Selling, general and administrative	130,994	368,598	675,278	96,998
Research and development	67,535	104,262	238,189	34,214
	233,424	556,211	1,084,520	155,782

2010 Plan
Summary of Option Activity

The following table sets forth the summary of option activity under the Company’s 2010 Plan:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		(US$)	(In years)	(US$ in thousands)
Outstanding, December 31, 2018	380,579,031	0.47
Granted	94,625,573	0.51
Forfeited	(8,855,266)	0.51
Exercised	(59,436,720)	0.37
Outstanding, December 31, 2019	406,912,618	0.48	7.08	1,031,314
Vested and expected to vest as of December 31, 2019	385,280,004	0.48	6.98	977,150
Exercisable as of December 31, 2019	211,537,760	0.45	5.78	542,128

Schedule of Assumptions Used to Value Share Options Granted to Employees and Non-Employees	The assumptions used to value the share options granted to employees and non-employees were as follows:

	Year Ended December 31,
	2017	2018	2019
Fair value of ordinary shares (US$)	0.89	2.57~3.84	2.27~3.88
Risk-free interest rate (%)	2.27	2.86~3.08	1.64~2.76
Expected volatility (%)	43.4	41.3~42.1	39.6~51.0
Expected dividend yield	—	—	—
Expected exercise multiple	2.3	2.3	2.3

2017 Plan
Summary of RSU Activity

The following table sets forth the summary of RSU activity under the Company’s 2017 Plan:

Number of shares
Restricted Shares
Unvested, December 31, 2018	540,000
Vested	(82,500)
Forfeited	(292,500)
Unvested, December 31, 2019	165,000